FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:                           /  /    (a)
or fiscal year ending:                                      12/31/99  (b)

Is this a transition report?:(Y/N)                             N
                                                            --------

Is this an amendment to a previous filing? (Y/N)               N
                                                            --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  First Investors Periodic Payment Plans for Investment in
                        First Investors High Yield Fund, Inc.

   B. File Number:      811-2564

   C. Telephone Number: (212) 858-8000

2. A. Street:           95 Wall Street

   B. City:  New York   C. State: New York D. Zip Code: 10005 Zip Ext:

   E. Foreign Country:        Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)          N
                                                                     -----

4. Is this the last filing on this form by Registrant? (Y/N)           N
                                                                     -----

5. Is Registrant a small business investment company (SBIC)? (Y/N)     N
   [If answer is "Y" (Yes), complete only items 89 through 110.]     -----

6. Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]    -----

7. A. Is Registrant a series or multiple portfolio company? (Y/N)    -----
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant
      have at the end of the period?                                 -----

                                                         -----------------------
     For period ending      12/31/99                     If filing more than one
                                                         Page 50, "X" box: [ ]
     File number  811-2564                               -----------------------



123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)       $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units
         is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                 $______

125. [/] State the total dollar amount of sales loads
         collected (before reallowances - to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                          $ 22

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.)
     ($000's omitted)                                            $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                          Number of      Total Assets        Total Income
                                                           Series          ($000's           Distributions
                                                          Investing        omitted          (000's omitted)
                                                          ---------        -------          ---------------

A.   U.S. Treasury direct issue                           ---------      $ ---------          $ ---------

B.   U.S. Government agency                               ---------      $ ---------          $ ---------

C.   State and municipal tax-free                         ---------      $ ---------          $ ---------

D.   Public utility debt                                  ---------      $ ---------          $ ---------

E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                      ---------      $ ---------          $ ---------

F.   All other corporate intermed. & long-term
     debt                                                 ---------      $ ---------          $ ---------




G.   All other corporate short-term debt                  ---------      $ ---------          $ ---------

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                     ---------      $ ---------          $ ---------

I.   Investment company equity securities                     1          $  12,592            $   1,337

J.   All other equity securities                          ---------      $ ---------          $ ---------

K.   Other securities                                     ---------      $ ---------          $ ---------

L.   Total assets of all series of registrants            ---------      $  12,592            $ ---------

                                                         -----------------------
     For period ending      12/31/99                     If filing more than one
                                                         Page 50, "X" box: [ ]
     File number  811-2564                               -----------------------


128. [/] Is the timely payment of principal and interest on
         any of the portfolio securities held by any of
         Registrant's series at the end of the current
         period insured or guaranteed by an entity other                 -------
         than the issuer? (Y/N)                                            Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)             -------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit,
         is any part of the value -- attributed to
         instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                  -------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)               $  65

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

811-_______     811-_______     811-_______     811-_______     811-_______

         This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.



                                                  FIRST INVESTORS CORPORATION
                                                  Depositor

Witness   /s/ Larry R. Lavoie                     By /s/ Marvin M. Hecker
          -------------------                        --------------------
          Larry R. Lavoie                            Marvin M. Hecker
          Secretary                                  President